Commitments and Contingencies (Details) ¥ in Thousands	1 Months Ended
	Apr. 30, 2018 item	Dec. 31, 2020 CNY (¥)
Litigation
Number of mobile games involved in the lawsuit | item	2
Total
Commitments
2021		¥ 4,471,871
2022		2,704,113
2023		1,797,888
2024		172,094
Beyond 2024		1,018,676
Total		10,164,642
Server and Bandwidth Service Fee Commitments
Commitments
2021		442,910
2022		306,676
2023		220,198
2024		158,375
Beyond 2024		142,793
Total		1,270,952
Capital Commitments
Commitments
2021		548,713
2022		296,423
2023		234,233
2024		7,722
Beyond 2024		26,103
Total		1,113,194
Royalties and Expenditure for Licensed Content Commitments
Commitments
2021		2,875,860
2022		2,075,531
2023		1,326,344
2024		5,997
Beyond 2024		849,780
Total		7,133,512
Office Machines and Other Commitments
Commitments
2021		604,388
2022		25,483
2023		17,113
Total		¥ 646,984